Retirement Benefit Schemes - Additional Information (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 GBP (£) RetirementBenefitArrangement	Dec. 31, 2018 GBP (£) RetirementBenefitArrangement	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Number of retirement benefit arrangements operated by the Group's subsidiary undertakings | | RetirementBenefitArrangement	190	190
Description of basis of valuation of assets available for benefits		It is Group policy that all schemes are formally valued at least every three years.
Percentage of principal schemes to total defined benefit schemes		85.00%
Description of basis of valuation of defined benefit schemes		For unfunded schemes in the USA, UK and Canada, 41% of the liabilities reported at year end are expected to be settled by the Group within 10 years, 29% between 10 and 20 years, 17% between 20 and 30 years, and 13% thereafter
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs		£ 3,000,000	£ 12,000,000
Percentage of scheme liabilities relate to guaranteed benefits	95.00%	95.00%	95.00%
Increase of actuarial assumption	£ 339,000,000	£ 339,000,000
Decrease of actuarial assumption	£ (340,000,000)	£ (340,000,000)
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of return-seeking assets scheme	10.00%	20.00%
Percentage of risk-reducing assets scheme	90.00%	80.00%
General inflation (%)	3.20%	3.20%	3.20%
Rate of increase in salaries (%)	3.20%	3.20%	3.20%
Discount rate (%)	2.90%	2.90%	2.50%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	1.10%	1.10%	1.80%
Rate of increase in salaries (%)	1.70%	1.70%	2.50%
Discount rate (%)	1.30%	1.30%	1.90%
United States
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.50%	2.50%	2.50%
Rate of increase in salaries (%)	3.90%	3.90%	3.90%
Discount rate (%)	4.30%	4.30%	3.70%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.00%	2.00%	2.00%
Rate of increase in salaries (%)	3.00%	3.00%	3.00%
Discount rate (%)	3.80%	3.80%	3.30%
All Other Countries | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	0.50%	0.50%	0.50%
Discount rate (%)	0.60%	0.60%	0.50%
All Other Countries | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	6.30%	6.30%	4.00%
Discount rate (%)	7.60%	7.60%	10.00%
Funded Retirement Benefit
Disclosure Of Defined Benefit Plans [Line Items]
Funded retirement benefit schemes		£ 88,000,000	£ 221,000,000
Funded Pension Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution		87,000,000
Funded Postretirement Plans
Disclosure Of Defined Benefit Plans [Line Items]
Pension schemes contribution		40,000,000
Pension Schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Value contributed to cover on-going service costs and additional contributions to eliminate a funding shortfall			30,000,000
Additional contributions to cover on-going service costs and additional contributions to eliminate a funding shortfall			£ 78,000,000	£ 78,000,000
Contributions to be paid to meet cost of future benefit accruals		18,000,000
Additional contributions to cover on-going service costs and additional contributions to eliminate a funding shortfall in 2019		11,000,000
Maximum charge to secure total contributions payable over the Group's Head Office		£ 150,000,000
Year in which charge is due to be released		2039
Percentage of unfunded benefit schemes		48.00%	47.00%
Pension Schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2019	£ 25,000,000	£ 25,000,000
Company contributions to pension schemes, 2020	24,000,000	24,000,000
Company contributions to pension schemes. 2021	24,000,000	24,000,000
Company contributions to pension schemes, 2022	24,000,000	24,000,000
Company contributions to pension schemes, 2023	21,000,000	21,000,000
Pension Schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2019	25,000,000	25,000,000
Company contributions to pension schemes, 2020	10,000,000	10,000,000
Company contributions to pension schemes. 2021	10,000,000	10,000,000
Company contributions to pension schemes, 2022	10,000,000	10,000,000
Company contributions to pension schemes, 2023	10,000,000	£ 10,000,000
Pension Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes		32.00%	33.00%
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Increase of actuarial assumption	42,000,000	£ 42,000,000
Decrease of actuarial assumption	£ (36,000,000)	£ (36,000,000)
Healthcare Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes		87.00%	86.00%
General inflation (%)	6.50%	6.50%	7.00%
Healthcare Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	5.00%	5.00%	5.00%
Administration Costs
Disclosure Of Defined Benefit Plans [Line Items]
Current service costs		£ 16,000,000	£ 16,000,000